Income from operations - Agreed fees (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income from operations [Line Items]
Auditor's remuneration for audit services		€ 15.0	€ 14.6	€ 14.6
Audit-related fees	[1]	0.8	2.7	0.8
Auditor's remuneration		15.8	17.3	15.4
Consolidated financial statements [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		12.4	11.9	11.8
Statutory financial statement [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		2.6	2.7	2.8
Divestment [member]
Income from operations [Line Items]
Audit-related fees			1.7
Sustainability assurance [Member]
Income from operations [Line Items]
Audit-related fees		0.5	0.5	0.4
Other services [Member]
Income from operations [Line Items]
Audit-related fees		0.3	0.5	0.4
EY NL [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		9.7	9.0	8.4
Audit-related fees	[1]	0.6	2.2	0.5
Auditor's remuneration		10.3	11.2	8.9
EY NL [Member] | Consolidated financial statements [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		9.7	9.0	8.4
EY NL [Member] | Divestment [member]
Income from operations [Line Items]
Audit-related fees			1.5
EY NL [Member] | Sustainability assurance [Member]
Income from operations [Line Items]
Audit-related fees		0.5	0.5	0.4
EY NL [Member] | Other services [Member]
Income from operations [Line Items]
Audit-related fees		0.1	0.2	0.1
EY Network [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		5.3	5.6	6.2
Audit-related fees	[1]	0.2	0.5	0.3
Auditor's remuneration		5.5	6.1	6.5
EY Network [Member] | Consolidated financial statements [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		2.7	2.9	3.4
EY Network [Member] | Statutory financial statement [Member]
Income from operations [Line Items]
Auditor's remuneration for audit services		2.6	2.7	2.8
EY Network [Member] | Divestment [member]
Income from operations [Line Items]
Audit-related fees			0.2
EY Network [Member] | Other services [Member]
Income from operations [Line Items]
Audit-related fees		€ 0.2	€ 0.3	€ 0.3

[1]	Also known as Assurance fees